Document and Entity Information	Jul. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2026
Entity File Number	1-12252
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-3675988
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	474-1300
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 Par Value (Equity Residential)
Trading Symbol	EQR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false